Annual Total Returns[BarChart] - Transamerica JPMorgan Mid Cap Value VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.01%	20.53%	31.81%	15.29%	(2.74%)	14.59%	13.47%	(11.81%)	26.21%	1.35%